Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	AMERICAFIRST QUANTITATIVE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001539996
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ameri
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
AmericaFirst Defensive Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation through all market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 341.27% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	341.27%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, a range of approximately 70% to 100% of its net assets in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a rules-based strategy. Equity securities include common stock. The Fund may not meet its target range during rebalancing transitions as well as upon the discretion of the Fund’s investment advisor. The Fund strategy was developed by the Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”).

The Fund seeks to select stocks of historically “defensive” industries. Defensive companies tend to offer basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies. The Advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Industries that are comprised primarily of defensive, non-cyclical companies would include, but are not limited to, Consumer Staples (example: food products, cosmetics & toiletries, brewing, soft drinks, food processing and retail), Healthcare (pharmaceuticals, health care services, medical supplies and equipment), Aerospace & Defense (companies engaged in the production of spacecraft and commercial military and private aircraft), and Utilities (electric, natural gas and water utilities as well as telephone services). Under normal market conditions, the Fund may overweight portfolio investments primarily in securities in the consumer staples and healthcare sectors which represent numerous industries. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund may also sell short equity securities from any industry in an attempt to reduce volatility and risk in unfavorable market conditions. Depending upon market conditions and prospects as determined by the Advisor’s quantitative models, the Fund may target having approximately 0% to 30% of its assets in short positions under normal market conditions. The Fund may target having approximately 70% to 100% of its assets in long positions under normal market conditions. The Fund will invest in securities of companies regardless of market capitalization. The Fund will rebalance a significant portion of its holdings, based on the Advisor’s quantitative models, on a quarterly basis or more frequent basis. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Advisor’s rules-based models take into account and weight such variables that may include operating earnings yield, price momentum, share buyback, trading liquidity and others when selecting long positions. In selecting short positions, the Advisor’s rules-based models considers such variables including, but not limited to, poor relative price momentum, poor technical indicators and poor fundamentals. The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s quantitative models.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Aerospace and Defense Sector Risk. The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation.

•	Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Fixed Income Risk. When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•	Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Turnover Risk. Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

•	Utilities Sector Risk. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar years since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Defensive Growth Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Annual Return 2012	rr_AnnualReturn2012	7.72%
Annual Return 2013	rr_AnnualReturn2013	23.21%
Annual Return 2014	rr_AnnualReturn2014	8.56%
Annual Return 2015	rr_AnnualReturn2015	0.67%
Annual Return 2016	rr_AnnualReturn2016	(14.20%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Mar-13 13.65% Worst Quarter: Dec-16 (6.85)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2017 was 4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.85%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

AmericaFirst Defensive Growth Fund | AmericaFirst Defensive Growth Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividend Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.36%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.02%
One Year	rr_ExpenseExampleYear01	$ 790
Three Years	rr_ExpenseExampleYear03	1,387
Five Years	rr_ExpenseExampleYear05	2,007
Ten Years	rr_ExpenseExampleYear10	$ 3,670
1 Year	rr_AverageAnnualReturnYear01	(18.47%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[2]
AmericaFirst Defensive Growth Fund | AmericaFirst Defensive Growth Fund Class U
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Dividend Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.90%
Total Other Expenses	rr_OtherExpensesOverAssets	1.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.58%
One Year	rr_ExpenseExampleYear01	$ 602
Three Years	rr_ExpenseExampleYear03	1,352
Five Years	rr_ExpenseExampleYear05	2,122
Ten Years	rr_ExpenseExampleYear10	$ 4,133
1 Year	rr_AverageAnnualReturnYear01	(16.95%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
AmericaFirst Defensive Growth Fund | AmericaFirst Defensive Growth Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividend Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.87%
Total Other Expenses	rr_OtherExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.59%
One Year	rr_ExpenseExampleYear01	$ 262
Three Years	rr_ExpenseExampleYear03	836
Five Years	rr_ExpenseExampleYear05	1,436
Ten Years	rr_ExpenseExampleYear10	$ 3,060
1 Year	rr_AverageAnnualReturnYear01	(13.69%)
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[2]
AmericaFirst Defensive Growth Fund | After Taxes on Distributions | AmericaFirst Defensive Growth Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.48%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%	[2]
AmericaFirst Defensive Growth Fund | After Taxes on Distributions and Sales | AmericaFirst Defensive Growth Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.44%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[2]
AmericaFirst Defensive Growth Fund | Lipper Alternative Long/Short Equity Fund Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[2],[3]
AmericaFirst Defensive Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.65%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%	[2],[4]
AmericaFirst Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation. The Fund seeks total return as a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.07% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of high income securities that may include (but not limited to) stocks, preferred stocks, master limited partnerships (“MLPs”), convertible preferred stock, convertible bonds, real estate investment trusts (“REITs”), and bonds (including high-yield securities, commonly called “junk bonds”) selected by applying a rules-based model. The Fund may rebalance a significant portion of its holdings on a quarterly or more frequent basis based upon the results of the model. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s rules-based model. The strategy upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC. The Fund invests without restriction as to issuer capitalization, maturity, credit quality or whether the security is foreign or domestic. Foreign bonds may include both domestic and sovereign bonds. Additionally, the Fund may invest in the shares of investment companies that are exchange-traded funds (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies. These ETFs include those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Fixed Income Risk. When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•	High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Management Risk. The Advisor’s reliance on the model and portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the model’s forecasts and/or the portfolio manager’s judgments will produce the desired results.

•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Turnover Risk. Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Income Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, as a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Annual Return 2011	rr_AnnualReturn2011	(11.55%)
Annual Return 2012	rr_AnnualReturn2012	10.45%
Annual Return 2013	rr_AnnualReturn2013	12.96%
Annual Return 2014	rr_AnnualReturn2014	(3.09%)
Annual Return 2015	rr_AnnualReturn2015	(7.02%)
Annual Return 2016	rr_AnnualReturn2016	4.72%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Mar-13 7.49% Worst Quarter: Sept-11 (14.77)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2017 was 5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

AmericaFirst Income Fund | AmericaFirst Income Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.61%
One Year	rr_ExpenseExampleYear01	$ 654
Three Years	rr_ExpenseExampleYear03	1,315
Five Years	rr_ExpenseExampleYear05	2,000
Ten Years	rr_ExpenseExampleYear10	$ 3,814
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[7]
AmericaFirst Income Fund | AmericaFirst Income Fund Class U
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.11%
One Year	rr_ExpenseExampleYear01	$ 508
Three Years	rr_ExpenseExampleYear03	1,342
Five Years	rr_ExpenseExampleYear05	2,190
Ten Years	rr_ExpenseExampleYear10	$ 4,375
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[7]
AmericaFirst Income Fund | AmericaFirst Income Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.81%
One Year	rr_ExpenseExampleYear01	$ 184
Three Years	rr_ExpenseExampleYear03	787
Five Years	rr_ExpenseExampleYear05	1,416
Ten Years	rr_ExpenseExampleYear10	$ 3,110
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[7]
AmericaFirst Income Fund | After Taxes on Distributions | AmericaFirst Income Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)	[7]
AmericaFirst Income Fund | After Taxes on Distributions and Sales | AmericaFirst Income Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)	[7]
AmericaFirst Income Fund | Lipper Flexible Income Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.71%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.73%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[7],[8]
AmericaFirst Income Fund | Lipper Income Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.86%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.93%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[7],[9]
AmericaFirst Income Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%	[10]
5 Years	rr_AverageAnnualReturnYear05	2.24%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[7],[10]
AmericaFirst Tactical Alpha Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 354.88% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	354.88%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The AmericaFirst Tactical Alpha Fund seeks to achieve its investment objective through long positions in global equity, credit, commodity and interest rate markets. The Fund will invest in securities regardless of market capitalization and regardless of industry sector. With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”), exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include exchange traded funds (“ETFs”), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund may also invest in ETFs with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market direction. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

When applicable, the Fund may rebalance a significant portion of its holdings based on the Advisor’s rules-based models, on a quarterly or more frequent basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

  Commodity Related Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

  Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

  ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

  Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

  Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

  High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

  Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

  Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

  Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

  Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

  MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

  Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

  Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

  Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

  Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

  Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

  Tracking Risk. Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

  Turnover Risk. Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Absolute Return Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Annual Return 2011	rr_AnnualReturn2011	(12.81%)
Annual Return 2012	rr_AnnualReturn2012	(3.31%)
Annual Return 2013	rr_AnnualReturn2013	29.21%
Annual Return 2014	rr_AnnualReturn2014	4.82%
Annual Return 2015	rr_AnnualReturn2015	(6.57%)
Annual Return 2016	rr_AnnualReturn2016	7.12%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Dec-13 13.03% Worst Quarter: Sept-11 (13.89)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2017 was 1.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

AmericaFirst Tactical Alpha Fund | AmericaFirst Tactical Alpha Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.44%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.98%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.94%
One Year	rr_ExpenseExampleYear01	$ 782
Three Years	rr_ExpenseExampleYear03	1,562
Five Years	rr_ExpenseExampleYear05	2,358
Ten Years	rr_ExpenseExampleYear10	$ 4,419
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[13]
AmericaFirst Tactical Alpha Fund | AmericaFirst Tactical Alpha Fund Class U
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.48%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.44%
One Year	rr_ExpenseExampleYear01	$ 588
Three Years	rr_ExpenseExampleYear03	1,535
Five Years	rr_ExpenseExampleYear05	2,486
Ten Years	rr_ExpenseExampleYear10	$ 4,883
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[13]
AmericaFirst Tactical Alpha Fund | AmericaFirst Tactical Alpha Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	2.67%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)	[12],[14]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.99%
One Year	rr_ExpenseExampleYear01	$ 202
Three Years	rr_ExpenseExampleYear03	1,026
Five Years	rr_ExpenseExampleYear05	1,868
Ten Years	rr_ExpenseExampleYear10	$ 4,050
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[13]
AmericaFirst Tactical Alpha Fund | After Taxes on Distributions | AmericaFirst Tactical Alpha Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[13]
AmericaFirst Tactical Alpha Fund | After Taxes on Distributions and Sales | AmericaFirst Tactical Alpha Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[13]
AmericaFirst Tactical Alpha Fund | Lipper Absolute Return Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%	[15]
5 Years	rr_AverageAnnualReturnYear05	1.92%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[13],[15]
AmericaFirst Tactical Alpha Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.65%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%	[4],[13]
AmericaFirst Quantitative Strategies Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 340.20% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	340.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is classified as a “Multi-Strategy” fund. By definition, multi-strategy funds engage in a variety of investment strategies. By using a multi-strategy approach, we seek to smooth out returns, reduce volatility, and mitigate asset-class and single-strategy risks.

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities. The Fund will invest in equity securities regardless of market capitalization. The Fund may invest in fixed income securities regardless of maturity or credit rating (including lower-rated securities commonly known as “junk bonds” or “high yield bonds”). The Fund incorporates aspects of several of the Advisor’s proprietary investment models. Specific portions of the Fund’s portfolio may be allocated towards models constructed to achieve a variety of objectives including, but not limited to: absolute return, income, total return and growth. Investment selection is based upon rules-based criteria for each of the investment models selected.

The Fund’s portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”), exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts (“UITs”) registered under the 1940 Act (commonly referred to as “ETFs” including inverse and leveraged ETFs), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Open-end funds, closed-end funds and exchange traded portfolios are collectively referred to as “Acquired Funds.” It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund will rebalance a significant portion of its holdings, based on the rules-based models, on a quarterly or more frequent basis. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when conditions warrant. The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s rules-based models.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Commodity Related Risks. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•	High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk. The Advisor’s reliance on its optimization process and the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the optimization process and/or portfolio manager’s judgments will produce the desired results.

•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Tracking Risk. Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•	Turnover Risk. Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Quantitative Strategies Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Annual Return 2008	rr_AnnualReturn2008	(50.16%)
Annual Return 2009	rr_AnnualReturn2009	40.33%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	(0.92%)
Annual Return 2012	rr_AnnualReturn2012	16.41%
Annual Return 2013	rr_AnnualReturn2013	22.22%
Annual Return 2014	rr_AnnualReturn2014	0.42%
Annual Return 2015	rr_AnnualReturn2015	(8.56%)
Annual Return 2016	rr_AnnualReturn2016	0.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: June-09 32.01% Worst Quarter: Sept-08 (35.91)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2017 was 7.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.91%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

AmericaFirst Quantitative Strategies Fund | AmericaFirst Quantitative Strategies Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.38%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[14],[16]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.32%
One Year	rr_ExpenseExampleYear01	$ 626
Three Years	rr_ExpenseExampleYear03	1,159
Five Years	rr_ExpenseExampleYear05	1,717
Ten Years	rr_ExpenseExampleYear10	$ 3,232
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)	[17]
AmericaFirst Quantitative Strategies Fund | AmericaFirst Quantitative Strategies Fund Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.39%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[14],[16]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.62%
One Year	rr_ExpenseExampleYear01	$ 362
Three Years	rr_ExpenseExampleYear03	1,063
Five Years	rr_ExpenseExampleYear05	1,786
Ten Years	rr_ExpenseExampleYear10	$ 3,697
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)	[17]
AmericaFirst Quantitative Strategies Fund | AmericaFirst Quantitative Strategies Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.76%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[14],[16]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.87%
One Year	rr_ExpenseExampleYear01	$ 190
Three Years	rr_ExpenseExampleYear03	774
Five Years	rr_ExpenseExampleYear05	1,385
Ten Years	rr_ExpenseExampleYear10	$ 3,034
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)	[17]
AmericaFirst Quantitative Strategies Fund | After Taxes on Distributions | AmericaFirst Quantitative Strategies Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.65%)
5 Years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)	[17]
AmericaFirst Quantitative Strategies Fund | After Taxes on Distributions and Sales | AmericaFirst Quantitative Strategies Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)	[17]
AmericaFirst Quantitative Strategies Fund | Lipper Flexible Portfolio Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%	[18]
5 Years	rr_AverageAnnualReturnYear05	7.37%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[17],[18]
AmericaFirst Quantitative Strategies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[19]
5 Years	rr_AverageAnnualReturnYear05	14.65%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[17],[19]
AmericaFirst Seasonal Rotation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 426.81% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestically-traded equity and fixed-income securities. Equity securities include common stock, preferred stock and convertible preferred stock. The Advisor selects equities it believes are relatively undervalued by applying rules-based methodology that may include (but not limited to) technical and fundamental factors as well as price momentum. An exponential moving average is similar to a simple moving average, except that more weight is given to the latest data. The Fund will invest in securities regardless of market capitalization. With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating including High Yield Bonds (commonly called “junk bonds”), Investment Grade Bonds and US Treasury Securities.

The Fund may also execute a portion of its strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”) employs a “Seasonal” strategy to allocate assets between equity and fixed income securities. This strategy is based on the Advisor’s study of seasonal price patterns in asset classes over various time periods. Pursuant to one of the central tenets of this Seasonal strategy, the Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November. This element of the Seasonal strategy is commonly referred to as the “sell in May and walk away” tactic. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Fund may employ market timing trading strategies based upon the Advisor’s quantitative models.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Fixed Income Risk. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•	High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk. The portfolio manager’s judgments about the Seasonal strategy as well as the attractiveness, value and potential appreciation of particular asset classes, sectors, or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Annual Return 2014	rr_AnnualReturn2014	2.90%
Annual Return 2015	rr_AnnualReturn2015	(9.06%)
Annual Return 2016	rr_AnnualReturn2016	14.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Mar-14 4.62% Worst Quarter: Dec-15 (7.41)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2017 was 10.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.41%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

AmericaFirst Seasonal Rotation Fund | AmericaFirst Seasonal Rotation Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[14],[20]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.90%
One Year	rr_ExpenseExampleYear01	$ 778
Three Years	rr_ExpenseExampleYear03	1,541
Five Years	rr_ExpenseExampleYear05	2,321
Ten Years	rr_ExpenseExampleYear10	$ 4,349
1 Year	rr_AverageAnnualReturnYear01	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%	[21]
AmericaFirst Seasonal Rotation Fund | AmericaFirst Seasonal Rotation Fund Class U
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[14],[20]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.40%
One Year	rr_ExpenseExampleYear01	$ 584
Three Years	rr_ExpenseExampleYear03	1,516
Five Years	rr_ExpenseExampleYear05	2,454
Ten Years	rr_ExpenseExampleYear10	$ 4,824
1 Year	rr_AverageAnnualReturnYear01	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[21]
AmericaFirst Seasonal Rotation Fund | AmericaFirst Seasonal Rotation Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	2.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[14],[20]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%
One Year	rr_ExpenseExampleYear01	$ 198
Three Years	rr_ExpenseExampleYear03	960
Five Years	rr_ExpenseExampleYear05	1,744
Ten Years	rr_ExpenseExampleYear10	$ 3,796
1 Year	rr_AverageAnnualReturnYear01	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[21]
AmericaFirst Seasonal Rotation Fund | After Taxes on Distributions | AmericaFirst Seasonal Rotation Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%	[21]
AmericaFirst Seasonal Rotation Fund | After Taxes on Distributions and Sales | AmericaFirst Seasonal Rotation Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%	[21]
AmericaFirst Seasonal Rotation Fund | Dow Jones US Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[21],[22]
AmericaFirst Large Cap Share Buyback Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide you with growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of large capitalization domestic companies that have engaged in repurchasing a portion of the company’s outstanding shares over the last year. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in large capitalization companies, which the Advisor defines as companies with a market capitalization of $10 billion or more at the time of purchase, that have purchased their own stock over the last year. While the Fund will primarily invest in large capitalization companies, it may also invest in small or medium capitalization companies from time to time and when the large capitalization companies in which the Fund invests lose capitalization between purchase and rebalancing of the portfolio.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”), applies fundamental, technical and/or valuation criteria to select from a universe of large capitalization companies that have purchased their own stock over the last twelve months. The Advisor analyses the companies based on market capitalizations, the size of their buyback ratio (the amount the company has bought back), and their risk-adjusted price momentum and value momentum. The companies selected for the Fund’s portfolio remain in the portfolio until the portfolio is rebalanced. The portfolio is rebalanced as often as every four months in order to remove stocks that are no longer attractive or add stocks that have become attractive according to the investment criteria used by the Advisor, which could result in high portfolio turnover.

The Fund’s strategy is based on the premise that stocks of companies that purchase their own stock will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Buyback Strategy Risk. The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value.

•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•	Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Turnover Risk. Because the Fund will rebalance its holdings at least every four months, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.afcm-quant.com or by calling 1-877-217-8363.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.afcm-quant.com
AmericaFirst Large Cap Share Buyback Fund | AmericaFirst Large Cap Share Buyback Fund Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.71%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
One Year	rr_ExpenseExampleYear01	$ 669
Three Years	rr_ExpenseExampleYear03	$ 1,115
AmericaFirst Large Cap Share Buyback Fund | AmericaFirst Large Cap Share Buyback Fund Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.71%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	$ 571
AmericaFirst Large Cap Share Buyback Fund | AmericaFirst Large Cap Share Buyback Fund Class U
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.71%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.50%
One Year	rr_ExpenseExampleYear01	$ 479
Three Years	rr_ExpenseExampleYear03	$ 1,101

[1]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.94% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[2]	The inception date of the Funds Class A, I and U shares May 23, 2011.
[3]	The Lipper Alternative Long/Short Equity Fund Index is an equal-dollar-weighted index of the largest mutual funds within Lippers Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.
[4]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.20%, 2.70% and 1.40% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[7]	The inception date of the Funds Class A, I and U shares is July 1, 2010.
[8]	The Lipper Flexible Income Funds Index is comprised of funds that emphasize income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%. Since inception returns are not available because the Lipper Flexible Income Funds Index was not constituted until May 23, 2011.
[9]	The Lipper Income Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lippers Income Funds classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.
[10]	The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).
[11]	Restated to remove the expenses associated with short selling, which is no longer a principal strategy.
[12]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[13]	The inception date of the Funds Class A and U shares is February 26, 2010. The inception date for the Funds Class I shares is July 12, 2010.
[14]	Restated to reflect current expense caps.
[15]	The Lipper Absolute Return Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lippers Absolute Return Funds classification, which is defined as those funds that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark. Inception date used is February 26, 2010.
[16]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 1.95%, 2.25% and 1.50% for Class A, Class C and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[17]	The inception date of the Funds Class A and C Shares is September 28, 2007. The inception date of the Funds Class I Shares is December 31, 2014.
[18]	The Lipper Flexible Portfolio Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lippers Flexible Portfolio Funds classification, which is defined as those funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. Inception date used is September 28, 2007.
[19]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Inception date used is September 28, 2007.
[20]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[21]	The inception date of the Funds Class A, I and U shares is October 31, 2013.
[22]	Dow Jones US Moderately Conservative Portfolio Index. This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.
[23]	Estimated for the current fiscal year.
[24]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 1.75%, 2.50% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2019. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.